Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of changes in shareholders’ equity - Parent Company [Member] - USD ($)		6 Months Ended	12 Months Ended
		Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of changes in shareholders’ equity [Line Items]
Balance		$ 19,328,105	$ 12,919,722	$ 7,037,565
Balance		$ 53,784,496	$ 19,328,105	12,919,722
Issuance of additional shares				3,672,571
Acquisition of Non-controlling interests (in Shares)		34,069,438	805,084
Net income for the period		$ 446,635	$ 4,267,542	2,435,821
Foreign currency translation adjustment		$ (59,682)	$ 1,335,757	$ (226,235)
Ordinary shares [Member]
Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of changes in shareholders’ equity [Line Items]
Balance (in Shares)	[1]	17,850,000	16,784,911	13,425,911
Balance		$ 17,850	$ 16,785	$ 13,426
Balance (in Shares)	[1]	24,050,000	17,850,000	16,784,911
Balance		$ 24,050	$ 17,850	$ 16,785
Issuance of additional shares (in Shares)	[1]			3,359,000
Issuance of additional shares				$ 3,359
Acquisition of Non-controlling interests	[1]	$ 6,200,000	$ 1,065,089
Acquisition of Non-controlling interests (in Shares)		6,200	1,065
Net income for the period
Foreign currency translation adjustment
Subscription receivable [Member]
Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of changes in shareholders’ equity [Line Items]
Balance		$ (15,441)	(15,441)	(13,426)
Balance		(15,411)	(15,441)	(15,441)
Issuance of additional shares				(2,015)
Net income for the period
Foreign currency translation adjustment
Additional paid-in capital [Member]
Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of changes in shareholders’ equity [Line Items]
Balance		6,643,118	5,813,745	2,142,518
Balance		$ 40,706,356	$ 6,643,118	5,813,745
Issuance of additional shares				3,671,227
Acquisition of Non-controlling interests (in Shares)		34,063,238	829,373
Net income for the period
Foreign currency translation adjustment
Retained earnings [Member]
Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of changes in shareholders’ equity [Line Items]
Balance		$ 11,739,756	7,472,214	5,036,393
Balance		12,186,391	11,739,756	7,472,214
Issuance of additional shares
Net income for the period		446,635	4,267,542	2,435,821
Foreign currency translation adjustment
Accumulated other comprehensive (loss) income [Member]
Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of changes in shareholders’ equity [Line Items]
Balance		942,822	(367,581)	(141,346)
Balance		883,140	$ 942,822	(367,581)
Issuance of additional shares
Acquisition of Non-controlling interests (in Shares)			(25,354)
Net income for the period
Foreign currency translation adjustment		$ (59,682)	$ 1,335,757	$ (226,235)

[1]	Certain shares are presented on a retroactive basis to reflect the reorganization (see Note 13).